This Supplement is filed pursuant to Rule 497(d) with regard to Municipal Defined Fund Series 5

The text of the supplement to the Prospectus dated November 19, 1998 is as follows:

                       Supplement dated December 15, 1998
                    to Prospectus dated November 19, 1998, of
                         Municipal Defined Fund Series 5

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The figures in the Example on Page 4 should be revised as follows:

If you sell your units at the end of the period:

                    1 Year     3 Years     5 Years      10 Years
                     $321        $343        $368         $442

If you do not sell your units:

                    1 Year     3 Years     5 Years     10 Years
                     $226        $343        $368        $442